Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net earnings (loss) for the year		$ 23,087	$ (40,474)
Items that will not be subsequently reclassified to net earnings (loss):
Unrealized gain (loss) on fair value of investments in marketable securities, net of tax	[1]	10,249	(255)
Realized gain on investments in marketable securities, net of tax	[1]	211	572
Remeasurement of retirement benefit plan		(515)
Other comprehensive income		9,945	317
Total comprehensive income (loss)		$ 33,032	$ (40,157)

[1]	Other comprehensive income reserve principally records the unrealized fair value gains or losses related to fair value through other comprehensive income ("FVTOCI") financial instruments and re-measurements arising from actuarial gains or losses and return on plan assets in relation to San Dimas' retirement benefit plan.